Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill
13.	GOODWILL

	December 31, 2015	December 31, 2014
Balance at beginning of the year	756.3	845.5
Translation adjustment	(177.3)	(89.2)

Balance at end of the year	579.0	756.3

The goodwill arose on the acquisition of South Deep and was attributable to the upside potential of the asset, deferred tax and other factors. The total goodwill has been allocated to South Deep, being the reporting unit where it is tested for impairment.

Goodwill is tested for impairment on an annual basis at the end of each fiscal year. In addition, the Group reviews and tests the carrying value of assets when events or changes in circumstances suggest that the carrying amount of a reporting unit may not be recoverable.

For goodwill impairment testing purposes, Gold Fields estimated the fair value of the South Deep reporting unit. The process for determining fair value is subjective as gold mining companies typically trade at a market capitalization that is based on net asset value and requires management to make numerous assumptions. The net asset value represents a discounted cash flow valuation based on expected future cash flows. The expected future cash flows used to determine the fair value of the reporting unit are inherently uncertain and could materially change over time. They are significantly affected by a number of factors, including, but not limited to, reserves and production estimates, together with economic factors such as the long-term gold price and foreign currency exchange rates, estimates of production costs, future capital expenditure and discount rates. Therefore it is possible that outcomes within the next fiscal year that are materially different from the assumptions used in the impairment testing process could require an adjustment to the carrying values.

Based on management’s assessment, no impairment to the goodwill was required at December 31, 2015. Management’s estimates and assumptions for the goodwill impairment test include:

- Long term gold price of R500,000 per kilogram (US$1,300 per ounce) for the life of mine of 81 years (fiscal 2014: R420,000 per kilogram (US$1,300 per ounce) for the life of mine of 72 years);

- A nominal discount rate of 14.5% (fiscal 2014: 13.0%);

- Fair value, at US$69.0 per ounce (fiscal 2014: US$63.7 per ounce), used for resource with infrastructure;

- Expected future operating costs and capital expenditures to produce proven and probable gold reserves based on mine plans that assume current plant capacity; and

- Expected cash flows associated with value beyond proven and probable reserves.